Label	Element	Value
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 8,375,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	2,099,143,000
Common Stock [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	2,215,936,000
Retained Earnings [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	8,375,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	(179,382,000)
Additional Paid-in Capital [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	74,805,000
AOCI Attributable to Parent [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterestAdjustedBalance1	$ (12,216,000)